Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000003007 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000003007 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000003007 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000003006 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000003006 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003006 | Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000003006 | Bank Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000003006 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003006 | Tender Option Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003006 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003006 | Non-U.S. Sub-Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.30%